Discontinued Operation (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operation Additional Disclosures [Abstract]
Discontinued Operation

The following is the composition from discontinued operation:
	Year ended December 31,
	2012	2011	2010
	(in thousands, except per share data)

Revenues	$9,243	$18,054	$15,148

Cost of revenues	7,510	15,377	13,465

Gross profit	1,733	2,677	1,683
Research and development costs	1,118	1,160	1,517

Selling, general, and administrative expenses	1,331	2,256	1,807

Loss on realization of shareholdings	740	-	-

Operating profit	(1,456)	(739)	(1,641)
Financial expenses (income), net	1	185	(53)

Loss before provision for income taxes	(1,457)	(924)	(1,588)
Provision for income taxes	12	191	143

Net loss	$(1,469)	$(1,115)	$(1,731)

Herein are the following major classes of assets and liabilities associated with Liacom as of December 31, 2011 and BridgeQuest as of December 31, 2011 and 2012 :
	December 31,
	2012	2011
	(in thousands)
Assets:
Cash and cash equivalents	$9	$576
Account Receivable	535	5,001
Long term assets	247	499
Total Assets	791	6,076
Liabilities:
Account Payables	467	1,907
Long term liabilities	-	(141)
Total Liabilities	467	1,766

	$324	$4,310